UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22032

Name of Fund: BlackRock International Growth and Income Trust (BGY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock International

Growth and Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2017

Date of reporting period: 03/31/2017

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2017 (Unaudited)	BlackRock International Growth and Income Trust (BGY)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 1.0%
Commonwealth Bank of Australia	111,900	$7,337,851
Belgium — 1.0%
Anheuser-Busch InBev SA	63,596	6,968,569
Brazil — 0.5%
Embraer SA	608,600	3,372,903
Canada — 3.1%
Canadian Pacific Railway Ltd. (a)	50,950	7,484,365
Encana Corp.	572,300	6,704,842
Potash Corp. of Saskatchewan, Inc. (a)	495,032	8,457,440

		22,646,647
China — 8.4%
Alibaba Group Holding Ltd. — ADR (a)(b)	101,674	10,963,508
Anhui Conch Cement Co. Ltd., Class H	1,021,500	3,474,168
China Construction Bank Corp., Class H	11,286,000	9,093,218
China Unicom Hong Kong Ltd.	5,704,000	7,661,176
Ping An Insurance Group Co. of China Ltd., Class H	2,493,500	13,974,705
Tencent Holdings Ltd.	321,800	9,270,904
Weichai Power Co. Ltd., H Shares	3,245,000	5,732,125

		60,169,804
France — 7.5%
AXA SA	466,000	12,039,515
BNP Paribas SA	120,364	8,009,534
Dassault Aviation SA	5,513	7,001,363
Euronext NV (c)	93,800	4,090,148
Renault SA	124,040	10,775,672
Sanofi	61,500	5,559,327
Societe Generale SA	121,270	6,144,204

		53,619,763
Germany — 4.8%
Continental AG	21,254	4,659,960
Innogy SE (b)(c)	113,216	4,266,843
KION Group AG	72,080	4,704,906
SAP SE	96,900	9,506,692
thyssenkrupp AG	350,990	8,598,480
Wacker Chemie AG	23,578	2,430,832

		34,167,713
Hong Kong — 2.1%
AIA Group Ltd.	1,127,200	7,114,838
Melco Crown Entertainment Ltd. — ADR	432,200	8,012,988

		15,127,826
India — 3.7%
Bharti Infratel Ltd.	1,232,919	6,190,548
Dish TV India Ltd. (b)	1,550,730	2,566,415
Federal Bank Ltd.	2,743,900	3,865,019
HDFC Bank Ltd.	338,302	7,645,016
ICICI Bank Ltd.	1,521,600	6,499,617

		26,766,615

Common Stocks	Shares	Value
Indonesia — 1.0%
Bank Negara Indonesia Persero Tbk PT	8,842,000	$4,298,770
Matahari Department Store Tbk PT	2,953,380	2,920,513

		7,219,283
Ireland — 1.7%
Green REIT PLC	3,681,726	5,341,641
Ryanair Holdings PLC — ADR (a)(b)	83,936	6,965,009

		12,306,650
Italy — 5.1%
Azimut Holding SpA	365,500	6,347,073
Buzzi Unicem SpA	199,600	5,102,088
Eni SpA	543,200	8,893,999
Telecom Italia SpA (b)	7,398,400	6,659,957
UniCredit SpA	635,900	9,802,631

		36,805,748
Japan — 7.2%
Don Quijote Holdings Co. Ltd.	125,200	4,357,757
FANUC Corp.	27,400	5,640,874
Mitsubishi Estate Co. Ltd.	355,000	6,470,467
Nintendo Co. Ltd.	34,900	8,098,157
ORIX Corp.	398,600	5,916,236
SMC Corp.	22,000	6,522,221
Sumitomo Mitsui Financial Group, Inc.	264,000	9,609,275
Toyota Motor Corp.	89,800	4,874,151

		51,489,138
Mexico — 1.2%
Fomento Economico Mexicano SAB de CV — ADR (a)	94,200	8,338,584
Netherlands — 5.3%
Aalberts Industries NV	142,152	5,298,823
Akzo Nobel NV	26,900	2,226,892
ASML Holding NV	64,680	8,582,603
Koninklijke Philips NV	186,400	5,987,983
Royal Dutch Shell PLC, B Shares	571,919	15,721,689

		37,817,990
New Zealand — 0.7%
Xero Ltd. (b)	359,605	4,987,098
Norway — 1.3%
Statoil ASA	530,400	9,116,808
Peru — 1.0%
Credicorp Ltd. (a)	45,400	7,413,820
Philippines — 0.3%
CEMEX Holdings Philippines, Inc. (b)(c)	13,601,200	1,905,659
Portugal — 1.1%
Galp Energia SGPS SA	528,600	8,017,500
Singapore — 1.0%
Oversea-Chinese Banking Corp. Ltd.	1,045,500	7,262,056

Portfolio Abbreviations
ADR	American Depositary Receipt	GBP	British Pound	REIT	Real Estate Investment Trust
AUD	Australian Dollar	HKD	Hong Kong Dollar	SEK	Swedish Krona
BRL	Brazilian Real	JPY	Japanese Yen	SGD	Singapore Dollar
CAD	Canadian Dollar	KRW	Korean Won	TWD	Taiwan Dollar
CHF	Swiss Franc	NOK	Norwegian Krone	USD	US Dollar
EUR	Euro	NZD	New Zealand Dollar	ZAR	South African Rand

MARCH 31, 2017	1

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)

Common Stocks	Shares	Value
South Africa — 1.4%
Naspers Ltd., N Shares	58,019	$9,997,388
South Korea — 2.9%
LG Chem Ltd.	29,500	7,756,684
Samsung Electronics Co. Ltd.	7,000	12,882,908

		20,639,592
Spain — 0.5%
Cellnex Telecom SA (c)	230,340	3,793,686
Sweden — 1.2%
Hexagon AB, B Shares	214,966	8,627,607
Switzerland — 5.7%
Nestle SA	208,700	16,018,095
Novartis AG	89,600	6,653,478
Roche Holding AG	29,423	7,524,453
UBS Group AG	674,700	10,784,819

		40,980,845
Taiwan — 2.3%
Catcher Technology Co. Ltd.	705,000	6,967,573
Taiwan Semiconductor Manufacturing Co. Ltd.	1,556,000	9,757,105

		16,724,678
Thailand — 0.7%
True Corp PCL	25,614,200	5,068,333
United Kingdom — 13.1%
AstraZeneca PLC	49,500	3,043,602
BAE Systems PLC	563,600	4,535,953
CNH Industrial NV (b)	631,680	6,079,991
Diageo PLC	186,600	5,343,316
GlaxoSmithKline PLC	197,100	4,098,280
Imperial Brands PLC	185,300	8,980,298
Kennedy Wilson Europe Real Estate PLC	286,739	3,393,159
Liberty Global PLC, Class A (a)(b)	317,400	11,385,138
Metro Bank PLC (b)	91,726	3,719,994
Nomad Foods Ltd. (b)	284,394	3,256,311
Reckitt Benckiser Group PLC	74,800	6,828,603
Rio Tinto PLC	235,200	9,470,938
Sophos Group PLC (c)	1,546,000	5,260,836
Unilever PLC	200,100	9,870,363
Worldpay Group PLC (c)	2,269,500	8,390,832

		93,657,614
United States — 4.8%
Pfizer, Inc. (a)(d)	240,800	8,237,768
Samsonite International SA	2,542,200	9,260,977
Shire PLC — ADR (a)	60,900	10,610,607
Wynn Resorts Ltd. (a)(d)	53,900	6,177,479

		34,286,831
Total Common Stocks — 91.6%		656,634,599

Investment Companies	Shares	Value
United States — 3.0%
WisdomTree Japan Hedged Equity Fund (a)(d)	420,310	$21,276,092

Preferred Stocks
China — 0.4%
Xiaoju Kuaizhi, Inc., Series A-17 (Acquired 7/28/15, Cost $2,106,332), 0.00% (b)(e)	76,800	2,936,064
India — 0.7%
Jasper Infotech Private Ltd., Series F (Acquired 5/7/14, cost $2,825,580), 0.00% (b)(e)	398	3,518,728
Jasper Infotech Private Ltd., Series G (Acquired 10/29/14, cost $1,112,870), 0.00% (b)(e)	132	1,236,068

		4,754,796
Total Preferred Stocks — 1.1%		7,690,860
Total Long-Term Investments (Cost — $615,559,578) — 95.7%		685,601,551

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.60% (f)(g)	29,366,300	29,366,300
Total Short-Term Securities (Cost — $29,366,300) — 4.1%		29,366,300
Total Investments Before Options Written (Cost — $644,925,878*) — 99.8%		714,967,851

Options Written
(Premiums Received — $7,694,546) — (1.3)%		(9,365,874)
Total Investments Net of Options Written — 98.5%		705,601,977
Other Assets Less Liabilities — 1.5%		10,890,121

Net Assets — 100.0%		$716,492,098

Notes to Schedule of Investments

*	As of March 31, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$647,811,307

Gross unrealized appreciation	$79,143,332
Gross unrealized depreciation	(11,986,788)

Net unrealized appreciation	$67,156,544

2	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)

(a)	All or a portion of security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.

(b)	Non-income producing security.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.

(e)	Restricted security as to resale, excluding 144A securities. As of report date, the Trust held restricted securities with a current value of $7,690,860 and an original cost of $6,044,782 which was 1.1% of its net assets.

(f)	During the period ended March 31, 2017, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliates	Shares Held at December 31, 2016	Net Activity	Shares Held at March 31, 2017	Value at March 31, 2017	Income		Net Realized Gain	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	22,641,400	6,724,900	29,366,300	$29,366,300	$24,884		—	—
SL Liquidity Series, LLC, Money Market Series	—	—	—	—	501	[1]	—	—
Total				$29,366,300	$25,385		—	—

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(g)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

      Exchange-Traded Options Written

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Alibaba Group Holding Ltd. — ADR	Call	4/07/17	USD	106.00	57	$(13,652)
WisdomTree Japan Hedged Equity Fund	Call	4/07/17	USD	52.50	245	(7,105)
Alibaba Group Holding Ltd. — ADR	Call	4/13/17	USD	104.00	73	(31,572)
Alibaba Group Holding Ltd. — ADR	Call	4/13/17	USD	105.00	73	(25,550)
Pfizer, Inc.	Call	4/13/17	USD	34.00	81	(3,524)
Pfizer, Inc.	Call	4/13/17	USD	34.50	53	(954)
Shire PLC — ADR	Call	4/13/17	USD	185.00	70	(4,900)
WisdomTree Japan Hedged Equity Fund	Call	4/13/17	USD	53.00	245	(6,370)
Wynn Resorts Ltd.	Call	4/13/17	USD	113.00	100	(33,250)
Alibaba Group Holding Ltd. — ADR	Call	4/21/17	USD	105.00	80	(31,000)
Canadian Pacific Railway Ltd.	Call	4/21/17	CAD	205.00	100	(4,887)
Fomento Economico Mexicano SAB de CV — ADR	Call	4/21/17	USD	90.00	345	(47,438)
Liberty Global PLC, Class A	Call	4/21/17	USD	37.50	472	(12,980)
Pfizer, Inc.	Call	4/21/17	USD	33.00	405	(53,258)
Potash Corp. of Saskatchewan, Inc.	Call	4/21/17	CAD	26.00	520	(1,955)
Shire PLC — ADR	Call	4/21/17	USD	185.00	207	(15,525)
WisdomTree Japan Hedged Equity Fund	Call	4/21/17	USD	53.00	205	(1,742)
Wynn Resorts Ltd.	Call	4/21/17	USD	110.00	50	(30,000)
Wynn Resorts Ltd.	Call	4/21/17	USD	115.00	50	(15,025)
Ryanair Holdings PLC — ADR	Call	4/26/17	USD	87.01	62	(3,567)
Alibaba Group Holding Ltd. — ADR	Call	4/28/17	USD	108.00	83	(21,663)
Alibaba Group Holding Ltd. — ADR	Call	4/28/17	USD	109.00	51	(11,246)
Pfizer, Inc.	Call	4/28/17	USD	34.50	191	(7,449)
Shire PLC — ADR	Call	4/28/17	USD	180.00	57	(8,978)
WisdomTree Japan Hedged Equity Fund	Call	4/28/17	USD	51.50	380	(23,180)
Wynn Resorts Ltd.	Call	4/28/17	USD	114.00	100	(43,000)
Alibaba Group Holding Ltd. — ADR	Call	5/05/17	USD	109.00	52	(14,352)
Pfizer, Inc.	Call	5/05/17	USD	34.50	85	(4,250)
WisdomTree Japan Hedged Equity Fund	Call	5/05/17	USD	52.00	430	(21,285)
Pfizer, Inc.	Call	5/12/17	USD	34.50	184	(9,844)
WisdomTree Japan Hedged Equity Fund	Call	5/12/17	USD	52.00	430	(27,950)
Alibaba Group Holding Ltd. — ADR	Call	5/19/17	USD	110.00	90	(29,250)
Canadian Pacific Railway Ltd.	Call	5/19/17	CAD	205.00	180	(25,040)
Credicorp Ltd.	Call	5/19/17	USD	170.00	250	(46,250)
Fomento Economico Mexicano SAB de CV — ADR	Call	5/19/17	USD	90.00	87	(20,010)

MARCH 31, 2017	3

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Fomento Economico Mexicano SAB de CV — ADR	Call	5/19/17	USD	95.00	87	$(7,178)
Pfizer, Inc.	Call	5/19/17	USD	35.00	325	(10,725)
Ryanair Holdings PLC — ADR	Call	5/19/17	USD	85.00	210	(42,000)
WisdomTree Japan Hedged Equity Fund	Call	5/19/17	USD	52.00	380	(27,360)
Total						$(745,264)

      OTC Options Written

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
Liberty Global PLC, Class A	Call	Citibank N.A.	4/03/17	USD	36.02	47,300	$(12,457)
Melco Crown Entertainment Ltd. — ADR	Call	UBS AG	4/03/17	USD	17.95	56,000	(35,669)
Ryanair Holdings PLC — ADR	Call	UBS AG	4/04/17	USD	85.33	18,900	(1,881)
BAE Systems PLC	Call	Deutsche Bank AG	4/05/17	GBP	6.12	259,800	(101,783)
BAE Systems PLC	Call	Morgan Stanley & Co. International PLC	4/05/17	GBP	6.50	50,200	(1,066)
CNH Industrial NV	Call	Credit Suisse International	4/05/17	EUR	9.11	87,500	(6,264)
Dassault Aviation SA	Call	Bank of America N.A.	4/05/17	EUR	1,089.33	500	(53,998)
Imperial Brands PLC	Call	Bank of America N.A.	4/05/17	GBP	38.19	20,000	(17,074)
Samsonite International SA	Call	JPMorgan Chase Bank N.A.	4/05/17	HKD	23.75	350,100	(205,539)
Sophos Group PLC	Call	Credit Suisse International	4/05/17	GBP	2.89	104,000	(46)
Statoil ASA	Call	Morgan Stanley & Co. International PLC	4/05/17	NOK	150.91	266,700	(14,473)
Taiwan Semiconductor Manufacturing Co. Ltd.	Call	UBS AG	4/05/17	TWD	189.38	140,000	(5,394)
Worldpay Group PLC	Call	Credit Suisse International	4/05/17	GBP	2.85	395,500	(50,866)
Xero Ltd.	Call	Citibank N.A.	4/05/17	NZD	18.99	8,600	(4,830)
Aalberts Industries NV	Call	Bank of America N.A.	4/06/17	EUR	33.55	27,600	(41,242)
Aalberts Industries NV	Call	Goldman Sachs International	4/06/17	EUR	33.37	25,000	(42,016)
Azimut Holding SpA	Call	Credit Suisse International	4/06/17	EUR	17.70	37,000	(4)
Catcher Technology Co. Ltd.	Call	Goldman Sachs International	4/06/17	TWD	248.75	194,000	(327,584)
Cellnex Telecom SA	Call	UBS AG	4/06/17	EUR	14.43	64,600	(69,418)
China Unicom Hong Kong Ltd.	Call	JPMorgan Chase Bank N.A.	4/06/17	HKD	9.70	996,000	(94,563)
Continental AG	Call	Deutsche Bank AG	4/06/17	EUR	195.67	5,000	(53,577)
Galp Energia SGPS SA	Call	Morgan Stanley & Co. International PLC	4/06/17	EUR	14.05	144,000	(34,482)
Metro Bank PLC	Call	UBS AG	4/06/17	GBP	36.48	7,800	(2)
Ping An Insurance Group Co. of China Ltd., Class H	Call	JPMorgan Chase Bank N.A.	4/06/17	HKD	43.64	418,000	(21,421)
Ping An Insurance Group Co. of China Ltd., Class H	Call	UBS AG	4/06/17	HKD	43.43	337,500	(21,695)
UBS Group AG	Call	Morgan Stanley & Co. International PLC	4/06/17	CHF	16.59	80,100	(12,454)
Worldpay Group PLC	Call	Morgan Stanley & Co. International PLC	4/06/17	GBP	2.76	186,000	(43,706)
Xero Ltd.	Call	Deutsche Bank AG	4/06/17	NZD	19.67	18,000	(2,970)
Kennedy Wilson Europe Real Estate PLC	Call	Morgan Stanley & Co. International PLC	4/07/17	GBP	9.57	35,000	(904)
Azimut Holding SpA	Call	Bank of America N.A.	4/11/17	EUR	16.24	48,000	(13,746)
BNP Paribas SA	Call	Morgan Stanley & Co. International PLC	4/11/17	EUR	62.23	41,300	(46,305)
Buzzi Unicem SpA	Call	Credit Suisse International	4/11/17	EUR	24.58	55,500	(12,651)
Cellnex Telecom SA	Call	Morgan Stanley & Co. International PLC	4/11/17	EUR	14.44	44,000	(47,029)
Cellnex Telecom SA	Call	UBS AG	4/11/17	EUR	14.19	72,000	(96,341)
Commonwealth Bank of Australia	Call	Morgan Stanley & Co. International PLC	4/11/17	AUD	85.39	26,600	(22,394)
Continental AG	Call	HSBC Bank PLC	4/11/17	EUR	195.41	6,600	(73,781)
Encana Corp.	Call	Citibank N.A.	4/11/17	CAD	17.22	66,500	(1,099)
Metro Bank PLC	Call	UBS AG	4/11/17	GBP	36.26	5,200	(13)
Metro Bank PLC	Call	UBS AG	4/11/17	GBP	37.24	13,900	(7)
Novartis AG	Call	Goldman Sachs International	4/11/17	CHF	72.78	24,600	(45,447)
Ping An Insurance Group Co. of China Ltd., Class H	Call	JPMorgan Chase Bank N.A.	4/11/17	HKD	43.85	418,000	(22,995)
Ping An Insurance Group Co. of China Ltd., Class H	Call	UBS AG	4/11/17	HKD	43.65	337,500	(22,437)
Toyota Motor Corp.	Call	Bank of America N.A.	4/11/17	JPY	6,524.48	25,000	(521)
AXA SA	Call	UBS AG	4/12/17	EUR	22.58	97,300	(173,874)
Koninklijke Philips NV	Call	Morgan Stanley & Co. International PLC	4/12/17	EUR	28.10	51,300	(110,754)
Rio Tinto PLC	Call	Morgan Stanley & Co. International PLC	4/12/17	GBP	34.62	64,000	(7,927)

4	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
Roche Holding AG	Call	Deutsche Bank AG	4/12/17	CHF	246.41	8,000	$(79,157)
Sanofi	Call	Deutsche Bank AG	4/12/17	EUR	81.39	15,800	(59,487)
Sophos Group PLC	Call	Morgan Stanley & Co. International PLC	4/12/17	GBP	2.87	75,000	(524)
Xero Ltd.	Call	UBS AG	4/12/17	NZD	19.19	4,000	(1,819)
Oversea-Chinese Banking Corp. Ltd.	Call	Morgan Stanley & Co. International PLC	4/13/17	SGD	9.79	285,000	(13,509)
Encana Corp.	Call	Citibank N.A.	4/17/17	CAD	15.52	66,200	(25,330)
AIA Group Ltd.	Call	JPMorgan Chase Bank N.A.	4/19/17	HKD	49.49	312,600	(25,471)
Anhui Conch Cement Co. Ltd., Class H	Call	UBS AG	4/19/17	HKD	28.09	280,000	(6,315)
AXA SA	Call	Bank of America N.A.	4/19/17	EUR	23.75	70,000	(53,832)
CNH Industrial NV	Call	Credit Suisse International	4/19/17	EUR	9.02	88,200	(18,087)
Diageo PLC	Call	HSBC Bank PLC	4/19/17	GBP	22.74	97,800	(45,933)
Euronext NV	Call	Morgan Stanley & Co. International PLC	4/19/17	EUR	42.09	26,000	(6,004)
Hexagon AB, B Shares	Call	Credit Suisse International	4/19/17	SEK	371.89	48,600	(5,892)
Kennedy Wilson Europe Real Estate PLC	Call	Morgan Stanley & Co. International PLC	4/19/17	GBP	9.57	35,000	(2,258)
LG Chem Ltd.	Call	UBS AG	4/19/17	KRW	287,640.00	2,300	(23,722)
Metro Bank PLC	Call	UBS AG	4/19/17	GBP	35.93	7,888	(234)
Mitsubishi Estate Co. Ltd.	Call	UBS AG	4/19/17	JPY	2,301.28	17,000	(54)
Naspers Ltd., N Shares	Call	UBS AG	4/19/17	ZAR	2,169.74	5,700	(66,752)
Oversea-Chinese Banking Corp. Ltd.	Call	Morgan Stanley & Co. International PLC	4/19/17	SGD	9.79	285,000	(17,434)
Sophos Group PLC	Call	Morgan Stanley & Co. International PLC	4/19/17	GBP	2.86	104,000	(1,686)
Unilever PLC	Call	Credit Suisse International	4/19/17	GBP	41.61	31,400	(5,464)
Worldpay Group PLC	Call	Credit Suisse International	4/19/17	GBP	2.80	172,000	(33,930)
Xero Ltd.	Call	Deutsche Bank AG	4/19/17	NZD	19.29	15,000	(6,425)
Embraer SA	Call	Morgan Stanley & Co. International PLC	4/20/17	BRL	19.35	111,400	(1,111)
Royal Dutch Shell PLC, B Shares	Call	Credit Suisse International	4/20/17	GBP	22.87	67,000	(3,862)
Societe Generale SA	Call	UBS AG	4/20/17	EUR	42.42	66,700	(364,441)
Akzo Nobel NV	Call	Goldman Sachs International	4/25/17	EUR	75.76	15,000	(51,844)
Anhui Conch Cement Co. Ltd., Class H	Call	Morgan Stanley & Co. International PLC	4/25/17	HKD	27.02	281,500	(20,825)
China Construction Bank Corp., Class H	Call	UBS AG	4/25/17	HKD	6.47	2,107,000	(13,795)
China Unicom Hong Kong Ltd.	Call	Morgan Stanley & Co. International PLC	4/25/17	HKD	9.83	1,106,000	(93,255)
Embraer SA	Call	Morgan Stanley & Co. International PLC	4/25/17	BRL	19.54	111,200	(1,154)
Euronext NV	Call	Morgan Stanley & Co. International PLC	4/25/17	EUR	42.16	15,500	(4,373)
GlaxoSmithKline PLC	Call	Deutsche Bank AG	4/25/17	GBP	17.05	108,400	(10,380)
KION Group AG	Call	UBS AG	4/25/17	EUR	60.85	11,900	(19,400)
Melco Crown Entertainment Ltd. — ADR	Call	UBS AG	4/25/17	USD	17.95	56,000	(56,805)
Metro Bank PLC	Call	UBS AG	4/25/17	GBP	36.00	6,356	(330)
Renault SA	Call	Morgan Stanley & Co. International PLC	4/25/17	EUR	84.67	40,000	(32,355)
SAP SE	Call	Morgan Stanley & Co. International PLC	4/25/17	EUR	88.85	28,800	(108,014)
Sophos Group PLC	Call	Credit Suisse International	4/25/17	GBP	2.90	60,000	(946)
Sophos Group PLC	Call	Morgan Stanley & Co. International PLC	4/25/17	GBP	2.64	14,500	(2,017)
Sumitomo Mitsui Financial Group, Inc.	Call	Bank of America N.A.	4/25/17	JPY	4,442.11	130,300	(10,273)
Telecom Italia SpA	Call	Deutsche Bank AG	4/25/17	EUR	0.78	950,000	(66,524)
Tencent Holdings Ltd.	Call	Citibank N.A.	4/25/17	HKD	215.05	76,000	(99,491)
UniCredit SpA	Call	Credit Suisse International	4/25/17	EUR	14.01	175,000	(123,501)
CNH Industrial NV	Call	Bank of America N.A.	4/26/17	EUR	9.06	73,000	(15,917)
Commonwealth Bank of Australia	Call	UBS AG	4/26/17	AUD	86.18	35,000	(29,117)
Don Quijote Holdings Co. Ltd.	Call	Goldman Sachs International	4/26/17	JPY	3,961.68	30,700	(17,871)
Don Quijote Holdings Co. Ltd.	Call	UBS AG	4/26/17	JPY	3,987.99	38,100	(18,643)
Euronext NV	Call	Morgan Stanley & Co. International PLC	4/26/17	EUR	41.65	10,000	(4,996)
FANUC Corp.	Call	UBS AG	4/26/17	JPY	22,950.52	8,100	(40,571)
Innogy SE	Call	Deutsche Bank AG	4/26/17	EUR	36.12	31,000	(12,471)
LG Chem Ltd.	Call	JPMorgan Chase Bank N.A.	4/26/17	KRW	282,645.73	9,600	(138,309)
LG Chem Ltd.	Call	JPMorgan Chase Bank N.A.	4/26/17	KRW	292,328.42	4,400	(40,368)
Nestle SA	Call	Bank of America N.A.	4/26/17	CHF	76.20	57,700	(41,101)
Rio Tinto PLC	Call	Morgan Stanley & Co. International PLC	4/26/17	GBP	33.60	32,000	(22,062)
Samsonite International SA	Call	UBS AG	4/26/17	HKD	24.34	345,000	(177,233)

MARCH 31, 2017	5

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
thyssenkrupp AG	Call	HSBC Bank PLC	4/26/17	EUR	23.16	59,000	$(29,121)
Weichai Power Co. Ltd., H Shares	Call	UBS AG	4/26/17	HKD	14.85	351,000	(5,684)
Worldpay Group PLC	Call	UBS AG	4/26/17	GBP	2.77	138,700	(33,083)
AXA SA	Call	Morgan Stanley & Co. International PLC	4/27/17	EUR	24.07	35,000	(22,245)
China Construction Bank Corp., Class H	Call	UBS AG	4/27/17	HKD	6.54	2,050,000	(10,576)
Encana Corp.	Call	UBS AG	4/27/17	CAD	15.01	19,800	(13,729)
Galp Energia SGPS SA	Call	Morgan Stanley & Co. International PLC	4/27/17	EUR	13.70	62,000	(38,115)
Nintendo Co. Ltd.	Call	Bank of America N.A.	4/27/17	JPY	25,734.55	19,200	(167,654)
Sanofi	Call	Deutsche Bank AG	4/27/17	EUR	82.62	18,000	(54,215)
UBS Group AG	Call	Morgan Stanley & Co. International PLC	4/27/17	CHF	16.57	165,900	(38,180)
Wacker Chemie AG	Call	Bank of America N.A.	4/27/17	EUR	106.41	8,600	(1,765)
Xero Ltd.	Call	Deutsche Bank AG	4/27/17	NZD	19.94	13,000	(2,552)
Eni SpA	Call	Deutsche Bank AG	4/28/17	EUR	14.60	75,000	(60,527)
Hexagon AB, B Shares	Call	Morgan Stanley & Co. International PLC	4/28/17	SEK	363.80	55,000	(25,425)
KION Group AG	Call	Deutsche Bank AG	4/28/17	EUR	57.79	7,800	(31,292)
Potash Corp. of Saskatchewan, Inc.	Call	Morgan Stanley & Co. International PLC	4/28/17	CAD	23.70	57,600	(9,395)
Samsung Electronics Co. Ltd.	Call	UBS AG	4/28/17	KRW	1,983,981.60	2,700	(232,522)
Xero Ltd.	Call	Deutsche Bank AG	4/28/17	NZD	19.51	8,000	(2,907)
AXA SA	Call	HSBC Bank PLC	5/02/17	EUR	24.33	54,000	(43,655)
Azimut Holding SpA	Call	Credit Suisse International	5/02/17	EUR	15.83	116,000	(98,345)
BNP Paribas SA	Call	Morgan Stanley & Co. International PLC	5/02/17	EUR	61.11	25,000	(88,355)
Encana Corp.	Call	Citibank N.A.	5/02/17	CAD	14.84	162,200	(132,246)
Metro Bank PLC	Call	Morgan Stanley & Co. International PLC	5/02/17	GBP	33.15	5,000	(3,737)
Nestle SA	Call	Morgan Stanley & Co. International PLC	5/02/17	CHF	77.37	57,000	(15,651)
Reckitt Benckiser Group PLC	Call	Morgan Stanley & Co. International PLC	5/02/17	GBP	73.82	30,100	(28,028)
Sophos Group PLC	Call	Credit Suisse International	5/02/17	GBP	2.86	75,600	(2,317)
Weichai Power Co. Ltd., H Shares	Call	UBS AG	5/02/17	HKD	14.92	351,000	(6,695)
Aalberts Industries NV	Call	UBS AG	5/03/17	EUR	35.40	25,500	(8,976)
Anheuser-Busch InBev SA	Call	UBS AG	5/03/17	EUR	101.96	7,200	(14,110)
Eni SpA	Call	Bank of America N.A.	5/03/17	EUR	15.11	150,000	(48,872)
Imperial Brands PLC	Call	Morgan Stanley & Co. International PLC	5/03/17	GBP	38.68	41,000	(48,152)
KION Group AG	Call	Deutsche Bank AG	5/03/17	EUR	58.66	20,000	(69,572)
Koninklijke Philips NV	Call	Morgan Stanley & Co. International PLC	5/03/17	EUR	28.09	51,300	(119,243)
Naspers Ltd., N Shares	Call	Bank of America N.A.	5/03/17	ZAR	2,216.36	7,000	(73,207)
Roche Holding AG	Call	Deutsche Bank AG	5/03/17	CHF	246.41	8,000	(90,842)
Sophos Group PLC	Call	Credit Suisse International	5/03/17	GBP	2.86	75,700	(2,405)
Telecom Italia SpA	Call	Morgan Stanley & Co. International PLC	5/03/17	EUR	0.80	1,599,200	(98,681)
Worldpay Group PLC	Call	HSBC Bank PLC	5/03/17	GBP	2.76	170,000	(43,572)
Potash Corp. of Saskatchewan, Inc.	Call	UBS AG	5/04/17	CAD	25.13	70,000	(2,606)
AstraZeneca PLC	Call	Morgan Stanley & Co. International PLC	5/05/17	GBP	50.09	27,300	(30,526)
AIA Group Ltd.	Call	Citibank N.A.	5/09/17	HKD	49.64	540,000	(65,697)
ASML Holding NV	Call	Deutsche Bank AG	5/09/17	EUR	121.13	33,300	(177,597)
Catcher Technology Co. Ltd.	Call	UBS AG	5/09/17	TWD	262.14	194,000	(252,062)
China Construction Bank Corp., Class H	Call	UBS AG	5/09/17	HKD	6.55	2,050,000	(15,613)
CNH Industrial NV	Call	Credit Suisse International	5/09/17	EUR	9.24	98,700	(18,835)
Eni SpA	Call	Bank of America N.A.	5/09/17	EUR	14.78	73,700	(45,460)
Galp Energia SGPS SA	Call	Credit Suisse International	5/09/17	EUR	13.64	42,500	(29,744)
Mitsubishi Estate Co. Ltd.	Call	Morgan Stanley & Co. International PLC	5/09/17	JPY	2,238.14	78,000	(5,137)
Royal Dutch Shell PLC, B Shares	Call	Citibank N.A.	5/09/17	GBP	22.35	67,000	(22,912)
Samsonite International SA	Call	UBS AG	5/09/17	HKD	28.45	300,000	(43,562)
SAP SE	Call	Credit Suisse International	5/09/17	EUR	92.57	24,400	(43,172)
Sophos Group PLC	Call	UBS AG	5/09/17	GBP	2.87	76,000	(2,827)
Statoil ASA	Call	Citibank N.A.	5/09/17	NOK	148.62	12,500	(5,714)
Taiwan Semiconductor Manufacturing Co. Ltd.	Call	Morgan Stanley & Co. International PLC	5/09/17	TWD	186.60	331,000	(55,873)
Weichai Power Co. Ltd., H Shares	Call	Citibank N.A.	5/09/17	HKD	14.57	730,000	(26,380)
Weichai Power Co. Ltd., H Shares	Call	JPMorgan Chase Bank N.A.	5/09/17	HKD	15.25	352,000	(6,129)
Xero Ltd.	Call	UBS AG	5/09/17	NZD	18.73	10,000	(8,066)
Imperial Brands PLC	Call	Credit Suisse International	5/10/17	GBP	38.98	41,000	(43,624)
Sophos Group PLC	Call	Morgan Stanley & Co. International PLC	5/10/17	GBP	2.80	60,500	(3,704)

6	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
thyssenkrupp AG	Call	UBS AG	5/10/17	EUR	22.79	134,100	$(135,740)
Worldpay Group PLC	Call	Morgan Stanley & Co. International PLC	5/10/17	GBP	2.90	186,000	(24,260)
Anheuser-Busch InBev SA	Call	UBS AG	5/11/17	EUR	104.86	27,800	(31,129)
ASML Holding NV	Call	Morgan Stanley & Co. International PLC	5/11/17	EUR	126.69	2,300	(5,807)
Buzzi Unicem SpA	Call	HSBC Bank PLC	5/11/17	EUR	22.92	54,200	(86,782)
China Unicom Hong Kong Ltd.	Call	Citibank N.A.	5/11/17	HKD	10.76	1,034,000	(27,593)
Dassault Aviation SA	Call	Credit Suisse International	5/11/17	EUR	1,154.13	1,100	(49,998)
Dassault Aviation SA	Call	UBS AG	5/11/17	EUR	1,184.58	1,400	(34,389)
Diageo PLC	Call	Credit Suisse International	5/11/17	GBP	23.62	4,900	(1,072)
FANUC Corp.	Call	Morgan Stanley & Co. International PLC	5/11/17	JPY	23,815.88	6,900	(20,435)
Mitsubishi Estate Co. Ltd.	Call	Morgan Stanley & Co. International PLC	5/11/17	JPY	2,130.67	100,000	(24,571)
Novartis AG	Call	HSBC Bank PLC	5/11/17	CHF	75.24	24,600	(27,710)
ORIX Corp.	Call	Goldman Sachs International	5/11/17	JPY	1,807.93	105,300	(11,690)
ORIX Corp.	Call	Morgan Stanley & Co. International PLC	5/11/17	JPY	1,718.17	113,900	(31,935)
Renault SA	Call	UBS AG	5/11/17	EUR	84.03	28,200	(62,941)
Samsonite International SA	Call	Goldman Sachs International	5/11/17	HKD	29.11	366,000	(41,330)
SMC Corp.	Call	JPMorgan Chase Bank N.A.	5/11/17	JPY	33,784.00	12,000	(91,298)
Sophos Group PLC	Call	Morgan Stanley & Co. International PLC	5/11/17	GBP	2.83	90,000	(4,590)
Taiwan Semiconductor Manufacturing Co. Ltd.	Call	Deutsche Bank AG	5/11/17	TWD	198.34	385,000	(11,781)
Telecom Italia SpA	Call	UBS AG	5/11/17	EUR	0.85	1,520,000	(54,927)
Toyota Motor Corp.	Call	JPMorgan Chase Bank N.A.	5/11/17	JPY	6,371.59	24,300	(12,939)
Unilever PLC	Call	UBS AG	5/11/17	GBP	41.12	78,700	(38,448)
Wacker Chemie AG	Call	Credit Suisse International	5/11/17	EUR	102.27	4,400	(7,165)
Xero Ltd.	Call	Deutsche Bank AG	5/11/17	NZD	19.10	10,000	(6,114)
Xero Ltd.	Call	Deutsche Bank AG	5/11/17	NZD	20.04	12,000	(2,756)
Embraer SA	Call	Morgan Stanley & Co. International PLC	5/12/17	BRL	19.54	111,400	(3,247)
Liberty Global PLC, Class A	Call	Barclays Bank PLC	5/12/17	USD	37.30	80,000	(58,942)
Royal Dutch Shell PLC, B Shares	Call	UBS AG	5/12/17	GBP	21.88	180,500	(133,162)
Melco Crown Entertainment Ltd. — ADR	Call	Royal Bank of Canada	5/16/17	USD	17.02	126,000	(219,561)
UniCredit SpA	Call	Credit Suisse International	5/16/17	EUR	14.01	175,000	(193,479)
Sophos Group PLC	Call	Morgan Stanley & Co. International PLC	5/24/17	GBP	2.82	115,000	(8,246)
Samsung Electronics Co. Ltd.	Call	Morgan Stanley & Co. International PLC	5/25/17	KRW	2,140,980.00	1,100	(36,637)
Sumitomo Mitsui Financial Group, Inc.	Call	Morgan Stanley & Co. International PLC	5/25/17	JPY	4,182.07	14,900	(11,064)
Tencent Holdings Ltd.	Call	JPMorgan Chase Bank N.A.	5/25/17	HKD	227.45	100,900	(79,267)
UBS Group AG	Call	Deutsche Bank AG	5/26/17	CHF	16.17	125,000	(30,930)
Naspers Ltd., N Shares	Call	UBS AG	6/01/17	ZAR	2,331.08	19,200	(148,763)
Reckitt Benckiser Group PLC	Call	Morgan Stanley & Co. International PLC	6/01/17	GBP	74.85	11,000	(11,651)
Total							$(8,620,610)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

MARCH 31, 2017	7

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	—	$7,337,851	—	$7,337,851
Belgium	—	6,968,569	—	6,968,569
Brazil	$3,372,903	—	—	3,372,903
Canada	22,646,647	—	—	22,646,647
China	10,963,508	49,206,296	—	60,169,804
France	—	53,619,763	—	53,619,763
Germany	—	34,167,713	—	34,167,713
Hong Kong	8,012,988	7,114,838	—	15,127,826
India	—	26,766,615	—	26,766,615
Indonesia	—	7,219,283	—	7,219,283
Ireland	12,306,650	—	—	12,306,650
Italy	—	36,805,748	—	36,805,748
Japan	—	51,489,138	—	51,489,138
Mexico	8,338,584	—	—	8,338,584
Netherlands	—	37,817,990	—	37,817,990
New Zealand	—	4,987,098	—	4,987,098
Norway	—	9,116,808	—	9,116,808
Peru	7,413,820	—	—	7,413,820
Philippines	1,905,659	—	—	1,905,659
Portugal	—	8,017,500	—	8,017,500
Singapore	—	7,262,056	—	7,262,056
South Africa	—	9,997,388	—	9,997,388
South Korea	—	20,639,592	—	20,639,592
Spain	—	3,793,686	—	3,793,686
Sweden	—	8,627,607	—	8,627,607
Switzerland	—	40,980,845	—	40,980,845
Taiwan	—	16,724,678	—	16,724,678
Thailand	5,068,333	—	—	5,068,333
United Kingdom	23,295,444	70,362,170	—	93,657,614
United States	25,025,854	9,260,977	—	34,286,831
Investment Companies	21,276,092	—	—	21,276,092
Preferred Stocks	—	—	$7,690,860	7,690,860
Short-Term Securities	29,366,300	—	—	29,366,300

Total Investments	$178,992,782	$528,284,209	$7,690,860	$714,967,851

Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(741,697)	$(8,624,177)	—	$(9,365,874)

[1] Derivative financial instruments are options written, which are shown at value.

8	MARCH 31, 2017

Schedule of Investments (concluded)	BlackRock International Growth and Income Trust (BGY)

	Transfers into Level 1[1]	Transfers out of Level 1[2]	Transfers into Level 2[2]	Transfers out of Level 2[1]
Assets:
Long-Term Investments:
Common Stocks	$8,379,803	$(18,063,836)	$18,063,836	$(8,379,803)

[1]	Systematic Fair Value Prices were not utilized at period end for these investments.

[2]	External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Preferred Stocks
Assets:
Opening Balance, as of December 31, 2016	$15,855,374
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation/depreciation[1],[2]	(8,164,514)
Purchases	—
Sales	—

Closing Balance, as of March 31, 2017	$7,690,860

Net change in unrealized appreciation/depreciation on investments still held at March 31, 2017[2]	$(8,164,514)

[1]	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.

[2]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2017 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation methodologies used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Trust’s Level 3 investments as of period end.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized
Assets:
Preferred Stocks[1]	$7,690,860	Market	Revenue Growth Rate[2] Revenue Multiple[2] Revenue Multiple[2] Time to Exit[3] Volatility[2]	348.00% 32.50x 4.50x 2-3 years 38.00%

Total	$7,690,860

[1]

For the period ended March 31, 2017, the valuation technique for investments classified as preferred stocks amounting to $4,754,796 changed to an Option Pricing Model. The investments were previously valued utilizing Probability-Weighted Expected Return Model. The change was due to consideration of liquidation preferences and exit strategy.

[2]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

[3]	Decrease in unobservable input may result in a significant increase to value, while an increase in the unobservable input may result in a significant decrease to value.

MARCH 31, 2017	9

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock International Growth and Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock International Growth and Income Trust

Date:	May 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock International Growth and Income Trust

Date:	May 23, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock International Growth and Income Trust

Date:	May 23, 2017